STOCK-BASED AWARDS - Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average volatility	48.40%	59.00%	42.80%
Expected term (in years)	6 years 7 months 6 days	5 years 10 months 24 days	5 years 6 months
Risk-free interest rate	1.45%	0.75%	2.11%
Performance-Based Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average volatility	60.00%
Expected term (in years)	5 years
Risk-free interest rate	0.90%